Performance Management	Jan. 28, 2026
Leuthold Core Investment Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
As of the date of this Prospectus, the Fund does not have a full calendar year of performance as a mutual fund. Prior performance shown below is for the Core Predecessor Fund which commenced operations on November 20, 1995. The Fund has adopted the performance of the Core Predecessor Fund as a result of a reorganization in which the Fund acquired all the assets and liabilities of the Core Predecessor Fund (the “Reorganization”). Prior to the Reorganization, the Fund was a “shell” Fund with no assets and had not commenced operations. The Fund’s portfolio management team served as the portfolio management team of the Core Predecessor Fund and has been the Fund’s portfolio management team since inception.
The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare with those of an index that reflects a broad measure of market performance, as well as additional benchmarks that reflect the performance of investments similar to those of the Fund. For additional information on the indices, please see “Index Descriptions” in the Prospectus. The bar chart shows the performance of the Fund’s Retail Class Shares, and performance of the Fund’s Institutional Class Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future. Updated performance information is available on the Fund’s website, https://funds.leutholdgroup.com/funds/48-leuthold-core-investment-fund.

Performance Past Does Not Indicate Future [Text]	Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare with those of an index that reflects a broad measure of market performance, as well as additional benchmarks that reflect the performance of investments similar to those of the Fund.
Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund does not have a full calendar year of performance as a mutual fund.
Performance Additional Market Index [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare with those of an index that reflects a broad measure of market performance, as well as additional benchmarks that reflect the performance of investments similar to those of the Fund.
Bar Chart [Heading]	Leuthold Core Investment Fund Total Return of the Retail Class Shares(per calendar year)
Bar Chart Closing [Text Block]	During the ten-year period shown on the bar chart, the Fund’s highest total return for a quarter was 10.42% (quarter ended June 30, 2020) and the lowest total return for a quarter was -10.97% (quarter ended March 31, 2020).
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Retail Class Shares only and after-tax returns for Institutional Class Shares will vary.
Performance Table Closing [Text Block]
We use the Morningstar Tactical Allocation Category Average and Bloomberg Global Aggregate Index as additional benchmarks because those benchmarks compare the Fund’s performance with the returns of peer groups reflecting the performance of investments similar to those of the Fund.
The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Retail Class Shares only and after-tax returns for Institutional Class Shares will vary.
Performance Availability Website Address [Text]	https://funds.leutholdgroup.com/funds/48-leuthold-core-investment-fund.
Leuthold Core Investment Fund | Leuthold Core Investment Fund Retail Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest total return
Highest Quarterly Return	10.42%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest total return
Lowest Quarterly Return	(10.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Leuthold Global Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
As of the date of this Prospectus, the Fund does not have a full calendar year of performance as a mutual fund. Prior performance shown below is for the Global Predecessor Fund which commenced operations on April 30, 2008. The Fund has adopted the performance of the Global Predecessor Fund as a result of a reorganization in which the Fund acquired all the assets and liabilities of the Global Predecessor Fund (the “Reorganization”). Prior to the Reorganization, the Fund was a “shell” Fund with no assets and had not commenced operations. The Fund’s portfolio management team served as the portfolio management team of the Global Predecessor Fund and has been the Fund’s portfolio management team since inception.
The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare with those of an index that reflects a broad measure of market performance, as well as additional indices that reflect the performance of investments similar to those of the Fund. For additional information on the indices, please see “Index Descriptions” in the Prospectus. The bar chart shows the performance of the Fund’s Retail Class Shares, and performance of the Fund’s Institutional Class Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future. Updated performance information is available on the Fund’s website, https://funds.leutholdgroup.com/funds/1-leuthold-global-fund.

Performance Past Does Not Indicate Future [Text]	. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare with those of an index that reflects a broad measure of market performance, as well as additional indices that reflect the performance of investments similar to those of the Fund.
Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund does not have a full calendar year of performance as a mutual fund.
Performance Additional Market Index [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare with those of an index that reflects a broad measure of market performance, as well as additional indices that reflect the performance of investments similar to those of the Fund.
Bar Chart [Heading]	Leuthold Global FundTotal Return of the Retail Class Shares(per calendar year)
Bar Chart Closing [Text Block]
During the ten-year period shown on the bar chart, the Fund’s highest total return for a quarter was 9.99% (quarter ended June 30, 2020) and the lowest return for a quarter was -13.13% (quarter-ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The Fund’s return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Retail Class Shares only and after-tax returns for Institutional Class Shares will vary.
Performance Table Closing [Text Block]
We use the Morningstar Global Tactical Allocation Category Average and the Bloomberg Global Aggregate Index and the S&P 500® Index as additional indices because those indices compare the Fund’s performance with the returns of indices reflecting the performance of investments similar to those of the Fund.
The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Retail Class Shares only and after-tax returns for Institutional Class Shares will vary. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	https://funds.leutholdgroup.com/funds/1-leuthold-global-fund
Leuthold Global Fund | Leuthold Global Fund Retail Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest total return
Highest Quarterly Return	9.99%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(13.13%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Leuthold Grizzly Short Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
As of the date of this Prospectus, the Fund does not have a full calendar year of performance as a mutual fund. Prior performance shown below is for the Grizzly Predecessor Fund which commenced operations on June 19, 2000. The Fund has adopted the performance of the Grizzly Predecessor Fund as a result of a reorganization in which the Fund acquired all the assets and liabilities of the Grizzly Predecessor Fund (the “Reorganization”). Prior to the Reorganization, the Fund was a “shell” Fund with no assets and had not commenced operations. The Fund’s portfolio management team served as the portfolio management team of the Grizzly Predecessor Fund and has been the Fund’s portfolio management team since inception.
The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare with those of an index that reflects a broad measure of market performance, as well as additional indices that reflect the performance of investments similar to those of the Fund. For additional information on the indices, please see “Index Descriptions” in the Prospectus. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future. Updated performance information is available on the Fund’s website, https://funds.leutholdgroup.com/funds/47-leuthold-grizzly-short-fund.

Performance Past Does Not Indicate Future [Text]	Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare with those of an index that reflects a broad measure of market performance, as well as additional indices that reflect the performance of investments similar to those of the Fund.
Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund does not have a full calendar year of performance as a mutual fund.
Performance Additional Market Index [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare with those of an index that reflects a broad measure of market performance, as well as additional indices that reflect the performance of investments similar to those of the Fund.
Bar Chart [Heading]	Leuthold Grizzly Short FundTotal Return(per calendar year)
Bar Chart Closing [Text Block]
During the ten-year period shown on the bar chart, the Fund’s highest total return for a quarter was 25.81% (quarter ended March 31, 2020) and the lowest total return for a quarter was -29.82% (quarter ended June 30, 2020).

Highest Quarterly Return, Label [Optional Text]	highest total return
Highest Quarterly Return	25.81%
Highest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest total return
Lowest Quarterly Return	(29.82%)
Lowest Quarterly Return, Date	Jun. 30, 2020
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The Fund’s return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]
We use the S&P MidCap 400® Index as an additional index because this index compares the Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Fund.
The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than the other return figures for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Performance Availability Website Address [Text]	https://funds.leutholdgroup.com/funds/47-leuthold-grizzly-short-fund.
Leuthold Core ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
As of the date of this Prospectus, the Fund does not have a full calendar year of performance as an ETF. Prior performance shown below is for the Core Predecessor ETF which commenced operations on January 3, 2020.
The Fund has adopted the performance of the Core Predecessor ETF as a result of a reorganization in which the Fund acquired all the assets and liabilities of the Core Predecessor ETF (the “Reorganization”). Prior to the Reorganization, the Fund was a “shell” Fund with no assets and had not commenced operations. The Fund’s portfolio management team served as the portfolio management team of the Core Predecessor ETF and has been the Fund’s portfolio management team since inception.
The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare with those of an index that reflects a broad measure of market performance, as well as additional benchmarks that reflect the performance of investments similar to those of the Fund. For additional information on the indices, please see “Index Descriptions” in the Prospectus. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future. Updated performance information is available on the Fund’s website, https://funds.leutholdgroup.com/etf/LCR.

Performance Past Does Not Indicate Future [Text]	Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare with those of an index that reflects a broad measure of market performance, as well as additional benchmarks that reflect the performance of investments similar to those of the Fund.
Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund does not have a full calendar year of performance as an ETF.
Performance Additional Market Index [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare with those of an index that reflects a broad measure of market performance, as well as additional benchmarks that reflect the performance of investments similar to those of the Fund.
Bar Chart [Heading]	Leuthold Core ETF Total Return(per calendar year)
Bar Chart Closing [Text Block]
During the period shown on the bar chart, the Fund’s highest total return for a quarter was 7.70% (quarter ended December 31, 2023) and the lowest total return for a quarter was -8.34% (quarter ended June 30, 2022).

Highest Quarterly Return, Label [Optional Text]	highest total return
Highest Quarterly Return	7.70%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest total return
Lowest Quarterly Return	(8.34%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]
We use the Morningstar Tactical Allocation Category Average and Bloomberg Global Aggregate Index as additional benchmarks because those benchmarks compare the Fund’s performance with the returns of peer groups reflecting the performance of investments similar to those of the Fund.
The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	https://funds.leutholdgroup.com/etf/LCR
Leuthold Select Industries ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
As of the date of this Prospectus, the Fund does not have a full calendar year of performance as an ETF. Prior performance shown below is for the Select Industries Predecessor Fund which commenced operations on June 19, 2000. The past performance of the Select Industries Predecessor Fund may have been different had it operated as an ETF rather than an open-end mutual fund, due to factors including, but not limited to, different fund expenses. The Fund has adopted the performance of the Select Industries Predecessor Fund as a result of a reorganization in which the Fund acquired all the assets and liabilities of the Select Industries Predecessor Fund (the “Reorganization”). Prior to the Reorganization, the Fund was a “shell” Fund with no assets and had not commenced operations. The Fund’s portfolio management team served as the portfolio management team of the Select Industries Predecessor Fund and has been the Fund’s portfolio management team since inception.
The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to the performance with those of an index that reflects a broad measure of market performance, as well as additional indices that reflect the performance of investments similar to those of the Fund. For additional information on the indices, please see “Index Descriptions” in the Prospectus. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future. Updated performance information is available on the Fund’s website, https://funds.leutholdgroup.com/funds/49-leuthold-select-industries-fund.

Performance Past Does Not Indicate Future [Text]	Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to the performance with those of an index that reflects a broad measure of market performance, as well as additional indices that reflect the performance of investments similar to those of the Fund.
Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund does not have a full calendar year of performance as an ETF.
Performance Additional Market Index [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how its average annual returns over various periods compare to the performance with those of an index that reflects a broad measure of market performance, as well as additional indices that reflect the performance of investments similar to those of the Fund.
Bar Chart [Heading]	Leuthold Select Industries ETFTotal Return
Bar Chart Closing [Text Block]
During the ten-year period shown on the bar chart, the Fund’s highest total return for a quarter was 24.86% (quarter ended June 30, 2020) and the lowest total return for a quarter was -24.30% (quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	highest total return
Highest Quarterly Return	24.86%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest total return
Lowest Quarterly Return	(24.30%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Closing [Text Block]
We use the S&P 500 Index, the S&P MidCap 400® Index and the Morningstar Mid-Cap Blend Category as additional indices because those indices compare the Fund’s performance with the returns of indices reflecting the performance of investments similar to those of the Fund.
The after-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	https://funds.leutholdgroup.com/funds/49-leuthold-select-industries-fund